FINANCIAL INSTRUMENTS (Schedule of Sensitivity Tests Relating to Changes in Market Factors) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Increase of 5% in exchange rate [Member]
Sensitivity test to changes in the USD/NIS exchange rate:
Gain (loss) from change:	$ (1,059)	$ 133
Decrease of 5% in exchange rate [Member]
Sensitivity test to changes in the USD/NIS exchange rate:
Gain (loss) from change:	1,059	(133)
Increase of 5% in market price [Member]
Sensitivity test to changes in market price of listed Securities
Gain (loss) from change:	1,303	2,997
Decrease of 5% in market price [Member]
Sensitivity test to changes in market price of listed Securities
Gain (loss) from change:	$ (1,303)	$ (2,997)